Commitments and Contingencies (Details Textual 1)	9 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended		9 Months Ended				12 Months Ended		0 Months Ended				9 Months Ended					12 Months Ended	1 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 04, 2012 Apex [Member] USD ($)	Jun. 04, 2012 Apex [Member] CAD	Nov. 30, 2013 Apex [Member] USD ($)	Aug. 31, 2013 Apex [Member] USD ($)	Sep. 30, 2014 Apex [Member] USD ($)	Sep. 30, 2014 Apex [Member] CAD	Sep. 30, 2013 Apex [Member] USD ($)	Sep. 30, 2013 Apex [Member] CAD	Dec. 31, 2013 Apex [Member] USD ($)	Dec. 31, 2013 Apex [Member] CAD	Jun. 09, 2014 Apex [Member] Estimate of fair value, fair value disclosure USD ($)	Jun. 09, 2014 Apex [Member] Estimate of fair value, fair value disclosure CAD	Jun. 04, 2012 Apex [Member] Estimate of fair value, fair value disclosure USD ($)	Jun. 04, 2012 Apex [Member] Estimate of fair value, fair value disclosure CAD	Sep. 30, 2014 Apex [Member] Estimate of fair value, fair value disclosure USD ($)	Sep. 30, 2014 Apex [Member] Estimate of fair value, fair value disclosure CAD	Sep. 30, 2013 Apex [Member] Estimate of fair value, fair value disclosure USD ($)	Sep. 30, 2013 Apex [Member] Estimate of fair value, fair value disclosure CAD	Sep. 30, 2014 Apex [Member] Convertible Preferred stock Series D Preferred Stock USD ($)	Dec. 31, 2012 Apex [Member] Convertible Preferred stock Series D Preferred Stock USD ($)	Nov. 30, 2013 Apex [Member] Convertible Preferred stock Series E Preferred Stock [Member] USD ($)	Aug. 31, 2013 Apex [Member] Convertible Preferred stock Series E Preferred Stock [Member] USD ($)
Employment Agreement [Line Items]
Escrow percentage of any equity capital raised																						25.00%	25.00%
Equity capital raised in excess																						$ 500,000	$ 500,000
Issuance of convertible series D preferred stock			7,042,000			4,090,000	1,756,000																7,042,000	4,090,000	1,756,000
Amount paid in consideration, Apex shares acquired				4,801,000	5,000,000									84,000	89,000	1,033,000	1,076,000	1,033,000	1,076,000	331,000	341,000
Undiscounted payment in consideration for Apex achieving certain levels of EBITDA				3,360,700	3,500,000
Fair value of bonus to be paid to CEO								153,000	160,000			153,000	160,000
Fair value of bonus to be paid to CEO, Accrued earn out recognized	254,000							90,000	101,000			149,000	160,000
Fair value earn out payment due		1,600,000
Description of Conversion price	Canadian Dollar equivalent of the market price of our common stock on the day prior to the conversion using a fixed rate of US$1.00=CDN$1.04, or the Canadian Dollar equivalent of US$1.00 = CDN$1.04.
Operating Expenses										$ 713,000	735,000	$ 713,000	735,000